1933 Act File No. 2-91776
                                   1940 Act File No. 811-3984

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.   26    ...........

   Post-Effective Amendment No.        ...........        x
                                                           -

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -

   Amendment No.   22  ...........................       x
                                                          -

                         INTERNATIONAL SERIES, INC.

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x   on January 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x   filed the Notice required by that Rule on January 16, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                           CROSS-REFERENCE SHEET

   This amendment to the Registration Statement of INTERNATIONAL SERIES, INC. (formerly, FT Series, Inc.), which is comprised of two portfolios: (1) Federated International Equity Fund consisting of three classes of shares,
(a) Class A Shares, (b) Class C Shares, and (c) Class B Shares; and
(2) Federated International Income Fund consisting of three classes of shares, (a) Class A Shares, (b) Class C Shares, and (c) Class B Shares, and is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-2) Cover Page.
Item 2.   Synopsis.................(1-2) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............(1-2) Performance Information;
                                        (1a, 1b, 2a, 2b) Financial
                                   Highlights.
Item 4.   General Description of
           Registrant..............(1-2) General Information; (1-2)
                                   Investment Information; (1-2) Investment
                                   Objective; (1-2) Investment Policies; (1)
                                   Risks Associated with Financial Futures
                                   Contracts and Options on Financial
                                   Futures Contracts; (2) Hedging Vehicles
                                   and Strategies; (2) Hedging Strategies;
                                   (1-2) Investment Limitations.
Item 5.   Management of the Fund...(1-2) International Series, Inc.
                                   Information; (1-2) Management of the
                                   Corporation; (1a, 2a) Distribution of
                                   Class A Shares; (1b, 2b) Distribution of
                                   Class C Shares; (1c, 2c) Distribution of
                                   Class B Shares; (1-2) Administration of
                                   the Fund; (1c, 2c) Expenses of the Fund
                                   and Class B Shares; (1-2) Brokerage
                                   Transactions.


Item 6.   Capital Stock and Other
           Securities..............(1-2) Dividends; Capital Gains;
                                   Shareholder Information; Voting Rights;
                                   Tax Information; Federal Income Tax;
                                   State and Local Taxes; Other Classes of
                                   Shares.
Item 7.   Purchase of Securities Being
           Offered.................(1-2) Net Asset Value; (1a, 2a) Investing
                                   in Class A Shares; (1b, 2b) Investing in
                                   Class C Shares; (1c, 2c) Investing in
                                   Class B Shares; (1-2) Share Purchases;
                                   Minimum Investment Required; What Shares
                                   Cost; (1a, 2a) Eliminating or Reducing
                                   the Sales Charge; (1c, 2c) Conversion of
                                   Class B Shares; (1-2) Systematic
                                   Investment Program; Certificates and
                                   Confirmations; Retirement Plans; (1-2)
                                   Exchange Privilege; (1a, 2a) Eliminated
                                   or Reduced Sales Charge; (1-2)
                                   Requirements for Exchange; Tax
                                   Consequences; Making an Exchange.
Item 8.   Redemption or Repurchase.(1a, 2a) Redeeming Class A Shares; (1b,
                                   2b) Redeeming Class C Shares; (1c, 2c)
                                   Redeeming Class B Shares; (1-2) Through a
                                   Financial Institution; (1-2) Directly
                                   from the Fund; (1b, 1c, 2b, 2c)
                                   Contingent Deferred Sales Charge; (1-2)
                                   Systematic Withdrawal Program; Accounts
                                   with Low Balances; (1b, 2b) Reinvestment
                                   Privilege; (1b, 2b) Elimination of
                                   Contingent Deferred Sales Charge.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page...............(1-2) Cover Page.
Item 11.  Table of Contents........(1-2) Table of Contents.
Item 12.  General Information and
           History.................(1-2) General Information About the Fund.
Item 13.  Investment Objectives and
           Policies................(1-2) Investment Objectives and Policies.
Item 14.  Management of the
           Corporation.............(1-2) Filed in Part A, Management of the
                                   Corporation.
Item 15.  Control Persons and Principal
           Holders of Securities...Fund Ownership.
Item 16.  Investment Advisory and Other
           Services................(1-2) Investment Advisory Services;
                                   Administrative Services; Transfer Agent
                                   and Dividend Disbursing Agent.
Item 17.  Brokerage Allocation.....(1-2) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not Applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........(1-2) Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.

Item 20.  Tax Status...............(1-2) Tax Status.
Item 21.  Underwriters.............(1-2) Distribution and Shareholder
                                   Services Plans.
Item 22.  Calculation of Performance
           Data....................(1) Yield; (1-2) Total Return;
                                   Performance Comparisons.
Item 23.  Financial Statements     (1-2) The Financial Statements
                                   for the fiscal year ended
                                   November 30, 1995 are
                                   incorporated herein by
                                   reference to each Fund's
                                   Annual Report dated November
                                   30, 1995. (File Nos. 2-91776 and 811-3984).



FEDERATED INTERNATIONAL INCOME FUND
(FORMERLY, INTERNATIONAL INCOME FUND)
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
(FORMERLY, FT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS


The shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc., (formerly, FT Series, Inc.) (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in high-quality debt securities denominated primarily in foreign currencies to seek a high level of current income in U.S. Dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996





-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................4
General Information............................................................7

Investment Information.........................................................8
  Investment Objective.........................................................8
  Investment Policies..........................................................8

  Investment Limitations......................................................16


Net Asset Value...............................................................17

Investing in the Fund.........................................................17

How to Purchase Shares........................................................18
  Investing in Class A Shares.................................................18
  Subaccounting Services......................................................19
  Investing in Class B Shares.................................................21
  Investing in Class C Shares.................................................22

  Special Purchase Features...................................................23


Exchange Privilege............................................................23

How to Redeem Shares..........................................................25
  Special Redemption Features.................................................26
  Contingent Deferred Sales Charge............................................27

  Elimination of Contingent Deferred Sales
     Charge...................................................................28

Account and Share Information.................................................29

International Series, Inc.


  Information.................................................................30

  Management of the Corporation...............................................30
  Distribution to Shares......................................................31
  Administration of the Fund..................................................32

Shareholder Information.......................................................33
  Voting Rights...............................................................33

Tax Information...............................................................33
  Federal Income Tax..........................................................33
  State and Local Taxes.......................................................34

Performance Information.......................................................34


Addresses.....................................................................35





-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

                                                           CLASS A SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1).............................................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee (after waiver) (2).............................................................................       0.65%
12b-1 Fee (after waiver) (3)..................................................................................       0.08%
Total Other Expenses..........................................................................................       0.57%
    Shareholder Services Fee (after waiver) (4)....................................................       0.12%
         Total Operating Expenses (5).........................................................................       1.30%



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one year of purchase. (See "Contingent Deferred Sales Charge").


(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3)  The maximum 12b-1 fee is 0.25%.

(4)  The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.70% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series, Inc. Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time
period.......................................................................     $63        $84       $113       $195
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $58        $84       $113       $195


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

                                                           CLASS B SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1).............................................................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee (after waiver) (2).............................................................................       0.65%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.70%
    Shareholder Services Fee.......................................................................       0.25%
         Total Operating Expenses (3)(4)......................................................................       2.10%


(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The total operating expenses would have been 2.20% absent the voluntary waiver of a portion of the management fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "International Series, Inc. Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time
period.......................................................................     $78       $109       $136       $243
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $21        $66       $113       $243


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

                                                      CLASS C SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)..............................................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None

                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)..............................................................................       0.65%
12b-1 Fee......................................................................................................       0.75%
Total Other Expenses...........................................................................................       0.65%
    Shareholder Services Fee (after waiver) (3).....................................................       0.20%
         Total Operating Expenses (4)..........................................................................       2.05%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge".


(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3)  The maximum shareholder services fee is 0.25%

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1996. The total operating expenses were 2.06% for the fiscal year ended November 30, 1995 and would have been 2.20% absent the voluntary waivers of portions of the management fee and the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time
period.......................................................................     $31        $64       $110       $238
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $21        $64       $110       $238


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.


                                                                                       YEAR ENDED NOVEMBER 30,
                                                                                1995       1994       1993       1992
NET ASSET VALUE, BEGINNING OF PERIOD                                          $   10.52  $   11.86  $   10.47  $   10.84
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                            0.79       0.70       0.88       0.62
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                 0.84      (0.76)      1.40      (0.20)
----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total from investment operations                                                 1.63      (0.06)      2.28       0.42
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                        (0.77)     (0.63)     (0.75)     (0.71)
----------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                           --         --         --          (0.05)
----------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                   --          (0.65)     (0.14)     (0.03)
----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total distributions                                                             (0.77)     (1.28)     (0.89)     (0.79)
----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                $   11.38  $   10.52  $   11.86  $   10.47
----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
TOTAL RETURN (C)                                                                  16.12%     (0.84%)     22.95%      3.82%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                         1.30%      1.30%      1.25%      0.99%
----------------------------------------------------------------------------
  Net investment income                                                            6.79%      6.67%      7.71%      5.83%
----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                 0.40%      0.20%      0.27%      0.62%
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $173,905   $209,008   $220,602    $86,937
----------------------------------------------------------------------------
  Portfolio turnover                                                                 41%       136%       189%       314%
----------------------------------------------------------------------------

                                                                                1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   10.00
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                             0.25
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                  0.75
----------------------------------------------------------------------------  -----------
  Total from investment operations                                                  1.00
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                         (0.16)
----------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                            --
----------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                    --
----------------------------------------------------------------------------  -----------
  Total distributions                                                              (0.16)
----------------------------------------------------------------------------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $   10.84
----------------------------------------------------------------------------  -----------
TOTAL RETURN (C)                                                                   10.07%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                          0.32%*
----------------------------------------------------------------------------
  Net investment income                                                             7.54%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  1.18%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $23,465
----------------------------------------------------------------------------
  Portfolio turnover                                                                  35 %
----------------------------------------------------------------------------

 <R/>
 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's Adviser.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.



--------------------------------------------------------------------------------



                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.


                                                                                                       YEAR ENDED
                                                                                                      NOVEMBER 30,
                                                                                                   1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $   10.51   $   10.21
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               0.77        0.08
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency                         0.78        0.22
-----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                    1.55        0.30
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.70)     --
-----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                   $   11.36   $   10.51
-----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     15.28%       2.44%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                            2.10%       2.11%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                               5.76%       7.07%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    0.10%       0.10%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                           $1,123        $101
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                    41%        136 %
-----------------------------------------------------------------------------------------------

<R/>

 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.


--------------------------------------------------------------------------------



                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.


                                                                                                 YEAR ENDED
                                                                                                NOVEMBER 30,
                                                                                       1995        1994        1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   10.48   $   11.84    $   10.23
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                   0.60        0.58         0.41
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency             0.95       (0.72)        1.58
-----------------------------------------------------------------------------------  ---------  -----------  -----------
  Total from investment operations                                                        1.55       (0.14)        1.99
-----------------------------------------------------------------------------------  ---------  -----------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.67)      (0.57)       (0.38)
-----------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                          --           (0.65)      --
-----------------------------------------------------------------------------------  ---------  -----------  -----------
  Total distributions                                                                    (0.67)      (1.22)       (0.38)
-----------------------------------------------------------------------------------  ---------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                                       $   11.36   $   10.48    $   11.84
-----------------------------------------------------------------------------------  ---------  -----------  -----------
TOTAL RETURN (B)                                                                         15.32%      (1.54%)      19.67%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                2.06%       2.05%        2.05%*
-----------------------------------------------------------------------------------
  Net investment income                                                                   5.96%       6.00%        5.39%*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                        0.14%       0.10%        0.21%*
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $12,015      $8,098       $4,767
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                        41%        136 %        189 %
-----------------------------------------------------------------------------------


   * Computed on an annualized basis.

 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.


-------------------------------------------------------------------------------

                              GENERAL INFORMATION



The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").

Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor.

For information on how to purchase the Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.



Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."

Class B Shares are sold at net asset value and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of the date of purchase. See "How to Redeem Shares."

Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."

The Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.

Information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("the Federated Funds") can be found under "Exchange Privilege."

The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


-------------------------------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. Dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS
The Fund will invest primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United States. Additionally, investments may be made in securities denominated in the European Currency Unit (the "ECU"), a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Economic Community.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.


The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                         FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the
International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

                             TEMPORARY INVESTMENTS

Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. Dollars.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                              RISK CONSIDERATIONS

Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                   ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.

                                    DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

                               FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

 . less publicly available information about foreign issuers;

 . credit risks associated with certain foreign governments;

 . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 . less readily available market quotations on foreign issues;

 . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S.

 . securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 . the likelihood that securities of foreign issuers may be less liquid or more volatile;

 . foreign brokerage commissions may be higher;

 . unreliable mail service between countries;

 . political or financial changes which adversely affect investments in some countries;

 . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 . certain markets may require payment for securities before delivery;

 . religious and ethnic instability; and

 . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                 CURRENCY RISKS
Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. Dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.

                                HEDGING VEHICLES

The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:

 . forward foreign currency exchange contracts

 . options contracts

 . futures contracts

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.

                                    OPTIONS

The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

                                    FUTURES

Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

                                CURRENCY HEDGING

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.

For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.

                             INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index.

If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.
                                    GENERAL

The Fund might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

 . dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

 . imperfect correlation between the hedging instruments and the securities or currencies being hedged;

 . the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;

 . the possible absence of a liquid secondary market for any particular instrument at any particular time;

 . possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and

 . the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                              NON-DIVERSIFICATION
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor sell securities short except under strict limitations.

The above investment limitation cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

The Fund will not:

 invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; nor invest more than 15% of the value of its net assets in restricted or other securities determined by the Directors not to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.

-------------------------------------------------------------------------------
                                NET ASSET VALUE


The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


------------------------------------------------------------------------------

                             INVESTING IN THE FUND


The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different levels of expenses.


                                 CLASS A SHARES



An investor who purchases Class A Shares pays a maximum sales load of 4.50% at the time of purchase. Certain purchases of Class A Shares are not subject to a sales charge. See "Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies."). Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.



                                 CLASS B SHARES



Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.


                                 CLASS C SHARES
Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.

------------------------------------------------------------------------------

                             HOW TO PURCHASE SHARES


Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)



In connection with any sale Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                      SALES        DEALER
                     SALES CHARGE     CHARGE     CONCESSION
                         AS A          AS A         AS A
                      PERCENTAGE    PERCENTAGE   PERCENTAGE
                       OF PUBLIC      OF NET      OF PUBLIC
     AMOUNT OF         OFFERING       AMOUNT      OFFERING
    TRANSACTION          PRICE       INVESTED       PRICE
Less than $100,000       4.50%        4.71%         4.00%
$100,000 but less
 than $250,000           3.75%        3.90%         3.25%
$250,000 but less
 than $500,000           2.50%        2.56%         2.25%
$500,000 but less
 than $1,000,000         2.00%        2.04%         1.80%
$1,000,000 or
 greater                 0.00%        0.00%        0.25%*


*See sub-section entitled "Dealer Concession" below.


Shareholders designated as Liberty Life Members may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another Federated Fund.

No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp., or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.

                               DEALER CONCESSION

In addition to the dealer concession as noted in the table above, the distributor, in its sole discretion, may uniformly offer to pay all dealers selling Shares additional amounts, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.



The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.



SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. Institutions holding Class A Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Class A Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

                            REDUCING OR ELIMINATING
                                THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:


 . quantity discounts and accumulated purchases;

 . signing a 13-month letter of intent;
 . using the reinvestment privilege;

 . purchases with proceeds from redemptions of unaffiliated investment companies;
  or

 . concurrent purchases.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the table on page 19, larger purchases may eliminate or reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of shares in the Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of the Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission and was not distributed by Federated Securities Corp. (This does not include shares which were or would be subject to a contingent deferred sales charge upon redemption.) The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made.


                              CONCURRENT PURCHASES


For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in the Class A Shares of this Fund, the sales charge would be reduced.

To receive this sales charge elimination or reduction Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.



INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.


                         CONVERSION OF CLASS B SHARES.


Class B Shares will automatically convert into Class A Shares on the fifteenth of the month, eight years after the purchase date, except as noted below, and will no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of

Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."


               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. It is the financial institution's responsibility to transmit orders promptly. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Financial institutions may charge additional fees for their services.


The financial institutions which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.



                           PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE: For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

                           PURCHASING SHARES BY CHECK
Shares may be purchased by sending a check to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. The check should be made payable to Fund Name, Fund Class Name. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.
SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through a financial institution or directly through the Fund.




                                RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.

-------------------------------------------------------------------------------

                               EXCHANGE PRIVILEGE


                                 CLASS A SHARES

Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds, as listed herein, at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.

                                 CLASS B SHARES

Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanges Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

     CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares in other Federated Funds, as listed herein, at net asset value without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C

Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

The Fund has exchange privileges with the following Federated Funds:

American Leaders Fund, Inc., Capital Growth Fund (Class A Shares and Class C Shares only); Federated Bond Fund; Federated Small Cap Strategies Fund; Federated World Utility Fund; Fund for U.S. Government Securities, Inc., Federated International Equity Fund; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Limited Term Fund (Class A Shares only); Limited Term Municipal Fund (Class A Shares only); Michigan Intermediate Municipal Trust (Class A Shares only); Pennsylvania Municipal Income Fund (Class A Shares only); Strategic Income Fund; and Tax-Free Instruments Trust (Class A Shares only).

Prospectuses for these funds are available by writing to Federated Securities Corp.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.


                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

                               MAKING AN EXCHANGE


Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, Quincy, Massachusetts 02171.


                             TELEPHONE INSTRUCTIONS


Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.




Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES


Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and may be made as described below.


              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION


Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


                         REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.

Proceeds will be mailed in the form of a check to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent endorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. It is recommended that any share certificates be sent by insured mail with the written request.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.

CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

          YEAR OF               CONTINGENT
        REDEMPTION               DEFERRED
      AFTER PURCHASE           SALES CHARGE
First                                5.50%
Second                               4.75%
Third                                   4%
Fourth                                  3%
Fifth                                   2%
Sixth                                   1%
Seventh and thereafter                  0%



                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

                        CLASS A SHARES, CLASS B SHARES,
                               AND CLASS C SHARES
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees, and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.


-------------------------------------------------------------------------------

                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that quarter's dividend. A portion of distributions to shareholders could, under some circumstances, be reclassified as a return of capital for income tax purposes (See "Federal Income Tax").

CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class.

-------------------------------------------------------------------------------

                             INTERNATIONAL SERIES,
                                INC. INFORMATION


MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75% the Fund's average daily net assets. The fees paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fees. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Prior to September 1995 the Adviser had not served as an investment adviser to mutual funds.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated Funds for their clients.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.

Henry A. Frantzen has been the Fund's portfolio manager since December 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.

Drew J. Collins has been the Fund's portfolio manager since December 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.
<R/>

DISTRIBUTION OF SHARES




Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, PA 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to .25 of 1% of the average daily net assets for Class A Shares and up to .75 of 1% of the average daily net assets for Class B Shares and Class C Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales service and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                            FINANCIAL INSTITUTIONS.

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the Program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM              AVERAGE AGGREGATE
  ADMINISTRATIVE          DAILY NET ASSETS
       FEE             OF THE FEDERATED FUNDS
     .15 of 1%      on the first $250 million
    .125 of 1%      on the next $250 million
     .10 of 1%      on the next $250 million
    .075 of 1%      on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

-------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that particular Fund or class are entitled to vote.

As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.


Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


STATE AND LOCAL TAXES

Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION


From time to time, the Fund advertises the total return for each class of Shares.



Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per Share of Class A Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Yield and total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A, Class B and Class C Shares may affect the performance of each class.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ADDRESSES
--------------------------------------------------------------------------------

Federated International Income Fund


                   Class A Shares                                               Federated Investors Tower
                    Class B Shares                                               Pittsburgh, Pennsylvania 15222-3779
                    Class C Shares
---------------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                   Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------------

Investment Adviser

                    Federated Global Research Corp.                              175 Water Street
                                                                                 New York, New York 10038-4965

----------------------------------------------------------------------------------------------------------------------


Custodian
                    State Street Bank and                                        P.O. Box 8600
                    Trust Company                                                Boston, Massachusetts 02266-8600


----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                   P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600

----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                          2100 One PPG Place
                                                                                 Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------------







                     [This Page Intentionally Left Blank]






                                             FEDERATED INTERNATIONAL
                                             INCOME FUND
                                             (FORMERLY, INTERNATIONAL
                                             INCOME FUND)
                                             (A PORTFOLIO OF INTERNATIONAL
                                             SERIES, INC.)
                                             (FORMERLY, FT SERIES, INC.)
                                             CLASS A SHARES
                                             CLASS B SHARES
                                             CLASS C SHARES

                                             PROSPECTUS



                                             A Non-Diversified Portfolio of
                                             International Series, Inc.,
                                             An Open-End Management
                                             Investment Company

                                             Prospectus dated January 31, 1996


[LOGO]  FEDERATED SECURITIES CORP.
        ---------------------------------------------
        Distributor
        A subsidiary of FEDERATED INVESTORS

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

        Cusip 46031P100
        Cusip 46031P506
        Cusip 46031P209
        G00494-02 (1/96)





FEDERATED INTERNATIONAL INCOME FUND
(FORMERLY, INTERNATIONAL INCOME FUND)
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
(FORMERLY, FT SERIES, INC.)
CLASS A SHARES

PROSPECTUS


The Class A Shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc. (formerly, FT Series, Inc.) (the "Corporation"), an open-end, management investment company (a mutual fund).


The Fund's objective is to seek a high level of current income in U.S. Dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.


THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996





--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2
General Information............................................................3

Investment Information.........................................................4
  Investment Objective.........................................................4
  Investment Policies..........................................................4
  Hedging Strategies..........................................................10
  Investment Limitations......................................................12

Net Asset Value...............................................................13
Investing in Class A Shares...................................................13
  Share Purchases.............................................................13
  What Shares Cost............................................................14
  Reducing or Eliminating the
     Sales Charge.............................................................15
  Systematic Investment Program...............................................16
  Retirement Plans............................................................17
  Subaccounting Services......................................................17

Exchange Privilege............................................................17
  Eliminated or Reduced Sales Charge..........................................17
  Requirements for Exchange...................................................18
  Tax Consequences............................................................18
  Making an Exchange..........................................................18

Redeeming Class A Shares......................................................19
  Through a Financial Institution.............................................19
  Systematic Withdrawal Program...............................................20
  Contingent Deferred Sales Charge............................................20
  Elimination of Contingent
     Deferred Sales Charge....................................................21

Account and Share Information.................................................22
International Series, Inc. Information........................................23
  Management of the Corporation...............................................23
  Distribution of Class A Shares..............................................24
  Administration of the Fund..................................................25
  Brokerage Transactions......................................................26

Shareholder Information.......................................................26
  Voting Rights...............................................................26

Tax Information...............................................................27
  Federal Income Tax..........................................................27
  State and Local Taxes.......................................................27

Performance Information.......................................................27

Other Classes of Shares.......................................................28

Addresses.....................................................................29



--------------------------------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)

                                                      CLASS A SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1)......................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)..............................................................................       0.65%
12b-1 Fee (after waiver) (3)...................................................................................       0.08%
Total Other Expenses...........................................................................................       0.57%
    Shareholder Services Fee (after waiver) (4).....................................................      0.12%
         Total Operating Expenses (5)..........................................................................       1.30%

                                                      CLASS A SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......................
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................................
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1)...........................................................
Redemption Fee (as a percentage of amount redeemed, if applicable)..................................
Exchange Fee........................................................................................
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)...................................................................
12b-1 Fee (after waiver) (3)........................................................................
Total Other Expenses................................................................................
    Shareholder Services Fee (after waiver) (4).....................................................
         Total Operating Expenses (5)...............................................................

                                             SHAREHOLDER TRANSACTION EXPENSES



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one year of purchase. (See "Contingent Deferred Sales Charge".)

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3)  The maximum 12b-1 fee is 0.25%.

(4)  The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.70% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period.......................................................................     $63        $84       $113       $195
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $58        $84       $113       $195


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
                     (FORMERLY, INTERNATIONAL INCOME FUND)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                             YEAR ENDED NOVEMBER 30,
                                                              -----------------------------------------------------
                                                                1995       1994       1993       1992      1991(A)
------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   10.52  $   11.86  $   10.47  $   10.84  $   10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
    Net investment income                                          0.79       0.70       0.88       0.62       0.25
------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments
    and foreign currency                                           0.84      (0.76)      1.40      (0.20)      0.75
------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
    Total from investment operations                               1.63      (0.06)      2.28       0.42       1.00
------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
    Distributions from net investment income                      (0.77)     (0.63)     (0.75)     (0.71)     (0.16)
------------------------------------------------------------
    Distributions in excess of net investment income (b)         --         --         --          (0.05)    --
------------------------------------------------------------
    Distributions from net realized gain on investments and
    foreign currency transactions                                --          (0.65)     (0.14)     (0.03)    --
------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
    Total distributions                                           (0.77)     (1.28)     (0.89)     (0.79)     (0.16)
------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $   11.38  $   10.52  $   11.86  $   10.47  $   10.84
------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (C)                                                  16.12%     (0.84%)     22.95%      3.82%     10.07%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
    Expenses                                                       1.30%      1.30%      1.25%      0.99%      0.32%*
------------------------------------------------------------
    Net investment income                                          6.79%      6.67%      7.71%      5.83%      7.54%*
------------------------------------------------------------
    Expense waiver/reimbursement (d)                               0.40%      0.20%      0.27%      0.62%      1.18%*
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
    Net assets, end of period (000 omitted)                    $173,905   $209,008   $220,602    $86,937    $23,465
------------------------------------------------------------
    Portfolio turnover                                               41%       136%       189%       314%        35%
------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's Adviser.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended
November 30, 1995, which can be obtained free of charge.


-------------------------------------------------------------------------------

                              GENERAL INFORMATION


The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors (the "Directors") has established three classes of shares, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Corporation's portfolio known as Federated International Income Fund.



Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor. For more information on how to purchase Class A Shares please refer to "How to Purchase Shares." Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares." The Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets. Information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."A minimum initial investment of $500 is required, unless the investment is in a retirement account, in which case the minimum investment is $50.



The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


-------------------------------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. Dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS


The Fund invests primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United States. Additionally, investments may be made in securities denominated in the European Currency Unit (the "ECU"), a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Economic Community.



The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") , to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.


The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                         FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

                             TEMPORARY INVESTMENTS

Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. Dollars.
                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                              RISK CONSIDERATIONS

Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
                                   ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.

                                    DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

                               FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

 . less publicly available information about foreign issuers;

 . credit risks associated with certain foreign governments;

 . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 . less readily available market quotations on foreign issues;

 . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S.

 . securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 . the likelihood that securities of foreign issuers may be less liquid or more volatile;

 . foreign brokerage commissions may be higher;

 . unreliable mail service between countries;

 . political or financial changes which adversely affect investments in some countries;

 . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 . certain markets may require payment for securities before delivery;

 . religious and ethnic instability; and

 . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                 CURRENCY RISKS

Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. Dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. Dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. Dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").


The exchange rates between the U.S. Dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. Dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.


                                HEDGING VEHICLES


The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:

 . forward foreign currency exchange contracts

 . options contracts

 . futures contracts

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.

                                    OPTIONS

The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

                                    FUTURES
Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

                                CURRENCY HEDGING


When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. Dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Adviser believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian Dollar as a "proxy" currency for the U.S. Dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.


For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.


                             INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index.

If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

                                    GENERAL

The Fund might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

 . dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

 . imperfect correlation between the hedging instruments and the securities or currencies being hedged;

 . the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;

 . the possible absence of a liquid secondary market for any particular instrument at any particular time;

 . possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and

 . the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                              NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

 . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor

 . sell securities short except under strict limitations.

The above investment limitation cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

The Fund will not:

 . invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; nor

 . invest more than 15% of the value of its net assets in restricted or other securities determined by the Directors not to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.

--------------------------------------------------------------------------------

                                NET ASSET VALUE


The Fund's net asset value per Share fluctuates. The net asset value per Share is determined by adding the interest of each Share in the market value of all securities and other assets of the Fund, subtracting the interest of each share in the liabilities of the Fund and those attributable to each Share, and dividing the remainder by the total number of Shares outstanding.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------------------------------

                          INVESTING IN CLASS A SHARES



SHARE PURCHASES



Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) which has a sales agreement with the distributor or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. Financial institutions may impose different minimum investment requirements on their customers.



In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


                        THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order. It is the financial institution's responsibility to transmit orders promptly. Purchase orders through a registered broker/ dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price.

                         DIRECTLY FROM THE DISTRIBUTOR

An investor may place an order to purchase Shares directly from the distributor once an account has been established. To do so:

 . complete and sign the new account form available from the Fund;


 . enclose a check made payable to Federated International Income Fund--Class A
  Shares; and



 . mail both to Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600.


Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.

                                    BY WIRE

To purchase Shares directly from the distributor by wire, call the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank, State Street Bank, receives payment by wire. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: Edgewire; For Credit to: Federated International Income Fund--Class A Shares; Fund Number:
Trade date and order number; Group Number or Dealer Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



WHAT SHARES COST



Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                   Dealer
                              Sales Charge as    Concession
                              a Percentage of       as a
             Sales Charge as     Price Net       Percentage
 Amount of   a Percentage of      Amount         of Public
Transaction  Public Offering     Invested      Offering Price
Less than
 $100,000         4.50%            4.71%           4.00%
$100,000
 but less
 than
 $250,000         3.75%            3.90%           3.25%
$250,000
 but less
 than
 $500,000         2.50%            2.56%           2.25%
$500,000
 but less
 than
 $1,000,000       2.00%            2.04%           1.80%
$1,000,000
 or greater       0.00%            0.00%           0.25%*


*See sub-section entitled "Dealer Concession" below.


Shareholders designated as Liberty Life Members may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another fund in the Liberty Family of Funds.



No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser or retirement plan may be charged an additional service fee by that institution. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs,under which clients pay a fee or fees for services.


                               DEALER CONCESSION

In addition to the dealer concession as noted above, the distributor, in its sole discretion, may uniformly offer to pay all dealers selling Shares additional amounts, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.



The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


REDUCING OR ELIMINATING THE
SALES CHARGE



The sales charge can be reduced or eliminated on the purchase of Shares through:

 . quantity discounts and accumulated purchases;

 . signing a 13-month letter of intent;

 . using the reinvestment privilege;


 . purchases with proceeds from redemptions of unaffiliated investment companies;
  or


 . concurrent purchases.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown on page 14, larger purchases may eliminate or reduce the sales charge paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.



If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.



To receive the sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be eliminated or reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.


The Shares held in escrow in the shareholder's account will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.



While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE


If Shares in the Fund have been redeemed, the shareholder has, the privilege within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Shares in the Fund, there may be tax consequences.



                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES



Investors may purchase Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. (This does not include shares which were or would be subject to a contingent deferred sales charge upon redemption.) The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made.


                              CONCURRENT PURCHASES


For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A shares in one of the other Federated Funds with a sales charge, and $70,000 in Class A Shares of this Fund, the sales charge would be reduced.



To receive this sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing
House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through a financial institution or directly through the Fund.

RETIREMENT PLANS
Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.


SUBACCOUNTING SERVICES


Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


-------------------------------------------------------------------------------

                               EXCHANGE PRIVILEGE


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any Federated Funds impose any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.



ELIMINATED OR REDUCED SALES CHARGE



If a shareholder making such an exchange qualifies for an elimination or reduction of the sales charge, Federated Securities Corp. must be notified in writing by the shareholder or by his financial institution.



The Fund has exchange privileges with the following Federated Funds:



American Leaders Fund, Inc., Capital Growth Fund (Class A Shares and Class C Shares only); Federated Bond Fund; Federated Small Cap Strategies Fund; Federated International Income Fund; Federated Limited Term Fund (Class A Shares only); Federated Limited Term Municipal Fund (Class A Shares only); Federated Strategic Income Fund; Federated World Utility Fund; Fund for U.S. Government Securities, Inc.; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Michigan Intermediate Municipal Trust (Class A Shares only); Pennsylvania Municipal Income Fund (Class A Shares only); Tax-Free Instruments Trust (Class A Shares only).

Prospectuses for these funds are available by writing to Federated Securities Corp.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.


REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE


Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, Quincy, Massachusetts 02171.


                             TELEPHONE INSTRUCTIONS


Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.



Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 P.M. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


-------------------------------------------------------
                            REDEEMING CLASS A SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made through a financial institution or directly from the Fund. Redemption requests must be received in proper form and may be made as described below.

THROUGH A FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


                         REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program.



CONTINGENT DEFERRED SALES CHARGE



Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.



The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.

-------------------------------------------------------------------------------

                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that quarter's dividend. A portion of distributions to shareholders could under some circumstances, be reclassified as a return of capital for income tax purposes (see "Federal Income Tax").

                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.



-------------------------------------------------------------------------------

                           INTERNATIONAL SERIES, INC.
                                  INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,J. Christopher Donahue, who is President and Trustee of Federated Investors.Prior to September 1995, the Adviser had not served as an investment adviser to mutual funds.

Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated Funds for their clients.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.

Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.

Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.

Mark S. Kopinski has been the Fund's portfolio manager since September 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

Frank Semack has been the Fund's portfolio manager since September 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1987 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Alexandre de Bethmann has been the Fund's portfolio manager since September 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


DISTRIBUTION OF CLASS A SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, PA 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to .25 of 1% of the average daily net assets for the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks,fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

                            SUPPLEMENTAL PAYMENTS TO
                            FINANCIAL INSTITUTIONS.

Federated Securities Corp. will pay financial institutions, at the time of purchase of the Shares, an amount equal to .50 of 1% of the net asset value of the Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the Program within 12 months after purchase.)

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds.

                    AVERAGE AGGREGATE DAILY NET
     MAXIMUM          ASSETS OF THE FEDERATED
ADMINISTRATIVE FEE             FUNDS
     .15 of 1%      on the first $250 million
    .125 of 1%      on the next $250 million
     .10 of 1%      on the next $250 million
    .075 of 1%      on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.


-------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.

As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.


Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


-------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations can not be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


STATE AND LOCAL TAXES



Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws, including treatment of distributions as income or return of capital.


-------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return and yield for Class A Shares.


Total return represents the change, over a specified period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per Share of Class A Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge, or contingent deferred sales charges, which, if excluded, would increase the total return and yield.



Yield and total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A, Class B and Class C Shares may affect the performance of each class.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


-------------------------------------------------------------------------------

                            OTHER CLASSES OF SHARES

Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50% and a Rule 12b-1 fee of up to .75 of 1%. In addition, Class B Shares are subject to a shareholder services fee of up to .25 of 1% of the Class B Shares' average daily net assets. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to 0.75 of 1%. Class C Shares are also subject to a shareholder services fee of up to 0.25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

The amount of dividends payable to Class A Shares will generally exceed that payable to Class B Shares and Class C Shares by the difference between Class Expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for all classes of shares.



ADDRESSES
--------------------------------------------------------------------------------

   Federated International Income Fund
                    Class A Shares                                               Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                   Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Global Research Corp.                              175 Water Street
                                                                                 New York, New York 10038-4965

----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                          P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600

----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                   P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600

----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                          2100 One PPG Place
                                                                                 Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------------









                                             FEDERATED INTERNATIONAL
                                             INCOME FUND
                                             (FORMERLY, INTERNATIONAL
                                             INCOME FUND)
                                             (A PORTFOLIO OF INTERNATIONAL
                                             SERIES, INC.)
                                             (FORMERLY, FT SERIES, INC.)
                                             CLASS A SHARES

                                             PROSPECTUS

                                             An Open-End Management
                                             Investment Company

                                             Prospectus dated January 31, 1995


[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779

       CUSIP 46031P100
       1051602A-A (1/96)





FEDERATED INTERNATIONAL EQUITY FUND
(FORMERLY, INTERNATIONAL EQUITY FUND)
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
(FORMERLY, FT SERIES, INC.)
CLASS A SHARES


PROSPECTUS


The Class A Shares of Federated International Equity Fund (the "Fund") represent interests in a diversified investment portfolio of International Series, Inc. (formerly, FT Series, Inc.) (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in equity securities of non-U.S. issuers to obtain a total return on its assets.



THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996



--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................4
  Investment Objective.........................................................4
  Investment Policies..........................................................4
  Risk Associated with Financial
     Futures Contracts and Options
     on Financial Futures Contracts...........................................10
  Investment Limitations......................................................11

Net Asset Value...............................................................12

Investing in Class A Shares...................................................12
  Share Purchases.............................................................12
  What Shares Cost............................................................13
  Reducing or Eliminating the
     Sales Charge.............................................................14
  Systematic Investment Program...............................................16
  Retirement Plans............................................................16
  Subaccounting Services......................................................16

Exchange Privilege............................................................16
  Eliminated or Reduced the
     Sales Charge.............................................................16
  Requirements for Exchange...................................................17
  Tax Consequences............................................................17
  Making an Exchange..........................................................17

Redeeming Class A Shares......................................................18
  Through a Financial Institution.............................................18
  Systematic Withdrawal Program...............................................19
  Contingent Deferred Sales Charge............................................19
  Elimination of Contingent Deferred
     Sales Charge.............................................................20

Account and Share Information.................................................21

International Series, Inc. Information........................................22
  Management of the Corporation...............................................22
  Distribution of Class A Shares..............................................23
  Administration of the Fund..................................................24
  Brokerage Transactions......................................................24

Shareholder Information.......................................................25
  Voting Rights...............................................................25

Tax Information...............................................................25
  Federal Income Tax..........................................................25
  State and Local Taxes.......................................................26

Performance Information.......................................................26

Other Classes of Shares.......................................................27

Addresses.....................................................................28



--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

                                                           CLASS A SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       5.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable) (1)................................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       None
Total Other Expenses..........................................................................................       0.64%
    Shareholder Services Fee (after waiver) (2)....................................................       0.06%
         Total Operating Expenses (3).........................................................................       1.64%



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one year of purchase. (See "Contingent Deferred Sales Charge".)


(2)  The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1996. The total operating expenses were 1.57% for the fiscal year ended November 30, 1995 and would have been 1.75% absent the voluntary waiver of a portion of the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period..............     $76       $104       $139       $239
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $71       $104       $139       $239


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                    YEAR ENDED NOVEMBER 30,
                                       1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59  $   17.34    $19.99
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                   0.09       0.15       0.06       0.10       0.11       0.19       0.18       0.19
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                0.17       1.96       2.53     (0.37)       0.37     (1.16)       1.60       3.27
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations         0.26       2.11       2.59      (0.27)       0.48      (0.97)       1.78       3.46
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                               (0.003)     (0.07)     (0.06)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------
  Distributions in excess of net
  investment income(a)                  --         --         (0.13)     --         --         --         --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions from net
  investment income                    (0.003)     (0.07)     (0.19)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                 (0.90)      --        --         --         (0.11)     (2.14)     (1.30)     (5.88)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                   (0.90)     (0.07)     (0.19)     (0.08)     (0.32)     (2.34)     (1.53      (6.11)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $  17.89 $    18.53 $    16.49 $    14.09 $    14.44 $    14.28 $    17.59 $    17.34
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)                          1.60%     12.82%     18.52%    (1.86%)      3.49%    (6.72%)     11.55%     24.33%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                               1.57%      1.61%      1.60%      1.57%      1.52%      1.32%      1.01%      1.00%
-----------------------------------
  Net investment income                  0.42%     --          0.13%      0.69%      0.78%      1.39%      1.04%      1.43%
-----------------------------------
  Expense waiver/reimbursement(c)        0.18%     --          0.01%      0.02%      0.30%      0.25%      0.46%      0.28%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                       $191,911  $261,178   $192,860   $106,937   $101,980    $82,541    $65,560    $68,922
-----------------------------------
  Portfolio turnover                    166%        73%        74%        91%        84%       114%        85%        98%
-----------------------------------

                                       1987       1986
NET ASSET VALUE, BEGINNING OF
PERIOD                               $   22.87  $   14.62
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                   0.24       0.04
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                              (0.72)       8.63
-----------------------------------  ---------  ---------
  Total from investment operations        (0.48)       8.67
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                (0.05)     (0.08)
-----------------------------------
  Distributions in excess of net
  investment income(a)                  --         --
-----------------------------------  ---------  ---------
  Total distributions from net
  investment income                     (0.05)     (0.08)
-----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                   (2.35)      (0.34)
-----------------------------------  ---------  ---------
  Total distributions                     (2.40)      (0.42)
-----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $    19.99 $    22.87
-----------------------------------  ---------  ---------
TOTAL RETURN(B)                        (2.70%)     60.75%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                               1.00%      1.00%
-----------------------------------
  Net investment income                  0.93%      0.34%
-----------------------------------
  Expense waiver/reimbursement(c)        0.17%      0.19%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                      $85,860  $106,257
-----------------------------------
  Portfolio turnover                    130%        70%
-----------------------------------


 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.



--------------------------------------------------------------------------------

                              GENERAL INFORMATION


The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Corporation's portfolio known as Federated International Equity Fund.



Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor. For more information on how to purchase Class A Shares please refer to "How to Purchase Shares." A minimum initial investment of $500 is required, unless the investment is in a retirement account, in which case the minimum investment is $50. Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares." The Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets. Information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."



The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


--------------------------------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

 . the opportunity to invest in non-U.S. companies believed to have superior growth potential;

 . the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and

 . the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the objective or policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in non-U.S. securities. A substantial portion of these will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts." The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. Dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.

                       EQUITY AND FIXED INCOME SECURITIES

At the date of this prospectus, the Fund has committed its assets primarily to dividend-paying equity securities of established companies that appear to have growth potential. However, as a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will the Fund invest more than 25% of its total assets in the debt securities of any one foreign country.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.


The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                              DEPOSITARY RECEIPTS

The Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

                              FORWARD COMMITMENTS

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

                            MONEY MARKET INSTRUMENTS

The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                             OPTIONS AND FINANCIAL
                               FUTURES CONTRACTS

The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.
                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                         FOREIGN CURRENCY TRANSACTIONS

The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. Dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

             PUT AND CALL OPTIONS WITH RESPECT TO EQUITY SECURITIES

The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Corporation's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.

The Fund is authorized to invest in put and call options that are traded on securities exchanges.
The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed credit-worthy by the Adviser.

OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

                         FINANCIAL FUTURES AND OPTIONS
                              ON FINANCIAL FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices.

When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.
The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

                              RISK CONSIDERATIONS


Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented. As of November 30, 1995, the portfolio contained securities from issuers located primarily in Japan, the United Kingdom, France, Switzerland, Hong Kong, and Australia. There are also investments in several other countries.

The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in the Statement of Additional Information, however, these investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                 CURRENCY RISKS

Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. Dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. Dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. Dollar, the value of Fund assets denominated in that currency will decrease.


The exchange rates between the U.S. Dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. Dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


                               FOREIGN COMPANIES

Other differences between investing in foreign and U.S. companies include:

 . less publicly available information about foreign companies;

 . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 . less readily available market quotations on foreign companies;

 . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 . the likelihood that foreign securities may be less liquid or more volatile; . foreign brokerage commissions may be higher;

 . unreliable mail service between countries;

 . political or financial changes which adversely affect investments in some countries;

 . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 . certain markets may require payment for securities before delivery;

 . religious and ethnic instability; and

 . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                  SHORT SALES

The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS

Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.

INVESTMENT LIMITATIONS

The Fund will not:

 . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) of any one issuer;

 . acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates;

 . sell securities short except under strict limitations;

 . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor

 . permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 . invest more than 5% of its assets in warrants;

 . own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations not exceeding 10% of its total assets (the Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies, in addition to the fees and expenses payable directly by the Fund.);

 . invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations;

 . invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options; nor


 . purchase put options on securities unless the securities or an offsetting call option are held in the Fund's portfolio.


-------------------------------------------------------------------------------

                                NET ASSET VALUE


The Fund's net asset value per Share fluctuates. The net asset value per Share is determined by adding the interest of each Share in the market value of all securities and other assets of the Fund, subtracting the interest of each share in the liabilities of the Fund and those attributable to each Share, and dividing the remainder by the total number of Shares outstanding.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


--------------------------------------------------------------------------------

                          INVESTING IN CLASS A SHARES

SHARE PURCHASES


Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) which has a sales agreement with the distributor or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)



In connection with any sale, Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


                        THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order. It is the financial institution's responsibility to transmit orders promptly. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 P.M. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 P.M. (Eastern time) in order for Shares to be purchased at that day's price.

                         DIRECTLY FROM THE DISTRIBUTOR

An investor may place an order to purchase Shares directly from the distributor once an account has been established. To do so:

 . complete and sign the new account form available from the Fund;


 . enclose a check made payable to Federated International Equity Fund--Class A
  Shares; and



 . mail both to Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600.


Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is generally the next business day after State Street Bank receives the check.
                                    BY WIRE


To purchase Shares directly from the distributor by wire, call the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank, State Street Bank, receives payment by wire. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated International Equity Fund--Class A Shares; Fund Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                              Sales Charge
              Sales Charge         as            Dealer
                   as         a Percentage     Concession
              a Percentage    of Price Net   as a Percentage
 Amount of     of Public         Amount         of Public
Transaction     Offering        Invested     Offering Price
Less than
 $50,000         5.50%           5.82%            5.00%
$50,000 but
 less than
 $100,000        4.50%           4.71%            4.00%
$100,000
 but less
 than
 $250,000        3.75%           3.90%            3.25%
$250,000
 but less
 than
 $500,000        2.50%           2.56%            2.25%
$500,000
 but less
 than
 $1,000,000      2.00%           2.04%            1.80%
$1,000,000
 or greater      0.00%           0.00%           0.25%*


*See sub-section entitled "Dealer Concession" below.


Shareholders designated as Liberty Life Members may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another fund in the Federated Funds.



No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates or to shareholders designated as Liberty Life Members. However, investors who purchase shares through a trust department, investment adviser or retirement plan may be charged an additional service fee by that institution. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.



Shareholders of record in the Fund on September 30, 1989, may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another Federated Fund.


                               DEALER CONCESSION


In addition to the dealer concession as noted above, the distributor, in its sole discretion, may uniformly offer to pay all dealers selling Shares additional amounts, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.


The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.



REDUCING OR ELIMINATING THE
SALES CHARGE



The sales charge can be reduced or eliminated on the purchase of Shares through:


 . quantity discounts and accumulated purchases;

 . signing a 13-month letter of intent;

 . using the reinvestment privilege;


 . purchases with proceeds from redemptions of unaffiliated investment companies;
  or


 . concurrent purchases.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the table on page 13, larger purchases may eliminate or reduce the sales charge paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.



If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.



To receive the sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of shares of Federated Funds (excluding management funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.



The shares held in escrow in the shareholder's account will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.


While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Shares in the Fund, there may be tax consequences.



                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES



Investors may purchase Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. (This does not include shares which were or would be subject to a contingent deferred sales charge upon redemption.) The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made.


                              CONCURRENT PURCHASES


For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in Class A Shares of this Fund, the sales charge would be reduced.



To receive this sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through a financial institution or directly through the Fund.


RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.


SUBACCOUNTING SERVICES


Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.


-------------------------------------------------------------------------------

                               EXCHANGE PRIVILEGE


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.



ELIMINATED OR REDUCED
THE SALES CHARGE



If a shareholder making such an exchange qualifies for an elimination or reduction of the sales charge, Federated Securities Corp. must be notified in writing by the shareholder or by his financial institution.



The Fund has exchange privileges with the following Federated Funds:



American Leaders Fund, Inc., Capital Growth Fund (Class A Shares and Class C Shares only); Federated Bond Fund; Federated Limited Term Fund (Class A Shares
only); Federated Limited Term Municipal Fund (Class A Shares only); Federated Small Cap Strategies Fund; Federated Strategic Income Fund; Federated International Income Fund; Federated World Utility Fund; Federated Fund for U.S. Government Securities, Inc., Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Michigan Intermediate Municipal Trust (Class A Shares only); Pennsylvania Municipal Income Fund (Class A Shares only); and Tax-Free Instruments Trust (Class A Shares only). Prospectuses for these funds are available by writing to Federated Securities Corp.



Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.


REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE


Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, Quincy, Massachusetts 02171.


                             TELEPHONE INSTRUCTIONS


Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.



Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 P.M. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


-------------------------------------------------------------------------------

                            REDEEMING CLASS A SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charges, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made through a financial institution or directly from the Fund. Redemption requests must be received in proper form and may be made as described as below.


THROUGH A FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.



Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


                                   SIGNATURES


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program.



CONTINGENT DEFERRED SALES CHARGE

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.


-------------------------------------------------------------------------------

                               ACCOUNT AND SHARE
                                  INFORMATION



                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS

Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that year's dividend.

CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.



-------------------------------------------------------------------------------

                           INTERNATIONAL SERIES, INC.
                                  INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Prior to September 1995 the Adviser had not served as an investment adviser to mutual funds.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated Funds for their clients.



Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale,by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.



Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.



Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.



Mark S. Kopinski has been the Fund's portfolio manager since September 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.



Frank Semack has been the Fund's portfolio manager since September 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1987 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.



Alexandre de Bethmann has been the Fund's portfolio manager since September 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


DISTRIBUTION OF CLASS A SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, PA 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



                              SHAREHOLDER SERVICES



The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

                            SUPPLEMENTAL PAYMENTS TO
                            FINANCIAL INSTITUTIONS.

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the Program within 12 months after purchase.)

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES




Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds:

      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE        ASSETS OF THE FEDERATED FUNDS
     .15 of 1%       on the first $250 million
    .125 of 1%       on the next $250 million
     .10 of 1%       on the next $250 million
    .075 of 1%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.


-------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.


Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


-------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


STATE AND LOCAL TAXES

Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


-------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return for Class A Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return.



Total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A, Class B and Class C Shares may affect the performance of each class.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

------------------------------------------------------------------------------

                            OTHER CLASSES OF SHARES


Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50% and a Rule 12b-1 fee of up up to .75 of 1%. In addition, Class B Shares are subject to a shareholder services fee of up to .25% of 1% of the Class B Shares' average daily net assets. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.


Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Rule 12b-1 Plan adopted by the Fund, whereby, the distributor is paid a fee of up to .75 of 1%. Class C Shares are also subject to a shareholder services fee of up to .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

The amount of dividends payable to Class A Shares will generally exceed that payable to Class B Shares and Class C Shares by the difference between Class Expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for all classes of shares.
ADDRESSES
--------------------------------------------------------------------------------

Federated International Equity Fund
                    Class A Shares                                               Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                   Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Global Research Corp.                              175 Water Street
                                                                                 New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                          P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                   P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                          2100 One PPG Place
                                                                                 Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------------





                                             FEDERATED INTERNATIONAL
                                             EQUITY FUND
                                             (FORMERLY, INTERNATIONAL
                                             EQUITY FUND)
                                             (A PORTFOLIO OF INTERNATIONAL
                                             SERIES, INC.)
                                             (FORMERLY, FT SERIES, INC.)
                                             CLASS A SHARES

                                             PROSPECTUS


                                             An Open-End, Diversified
                                             Management Investment Company

                                             January 31, 1996


[LOG]  FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779
       Cusip 46031P308
       Cusip 46031P605
       Cusip 46031P407



FEDERATED INTERNATIONAL EQUITY FUND
(FORMERLY, INTERNATIONAL EQUITY FUND)
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
(FORMERLY, FT SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


PROSPECTUS


The shares of Federated International Equity Fund (the "Fund") represent interests in a diversified investment portfolio of International Series, Inc., (formerly, FT Series, Inc.) (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in equity securities of non-U.S. issuers to obtain a total return on its assets.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated January 31 1996




--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................4
General Information............................................................7

Investment Information.........................................................8
  Investment Objective.........................................................8
  Investment Policies..........................................................8

Risks Associated with Financial Futures
  Contracts and Options on Financial
     Futures Contracts........................................................14

  Investment Limitations......................................................15

Net Asset Value...............................................................16

Investing in the Fund.........................................................16

How To Purchase Shares........................................................17
  Investing in Class A Shares.................................................17
  Subaccounting Services......................................................18

  Investing in Class B Shares.................................................20

  Investing in Class C Shares.................................................21
  Special Purchase Features...................................................22

Exchange Privilege............................................................22

How To Redeem Shares..........................................................24
  Special Redemption Features.................................................25
  Contingent Deferred Sales Charge............................................26
  Elimination of Contingent
     Deferred Sales Charge....................................................27
Account and Share Information.................................................28


International Series, Inc.
  Information.................................................................29

  Management of the Corporation...............................................29
  Distribution of Shares......................................................30
  Administration of the Fund..................................................32
  Brokerage Transactions......................................................32

Shareholder Information.......................................................33
  Voting Rights...............................................................33

Tax Information...............................................................33
  Federal Income Tax..........................................................33
  State and Local Taxes.......................................................34

Performance Information.......................................................34

Addresses.....................................................................35



--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

                                                           CLASS A SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       5.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price).............................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None
                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       None
Total Other Expenses..........................................................................................       0.64%
    Shareholder Services Fee (after waiver) (2)....................................................       0.06%
         Total Operating Expenses (3).........................................................................       1.64%



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one year of purchase. (See "Contingent Deferred Sales Charge").


(2)  The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1996. The total operating expenses were 1.57% for the fiscal year ended November 30, 1995 and would have been 1.75% absent the voluntary waiver of a portion of the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $76       $104       $139       $239
You would pay the following expenses on the same investment, assuming no
redemption..................................................................     $71       $104       $139       $239


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

                                                           CLASS B SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price).............................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None
                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.83%
    Shareholder Services Fee.......................................................................       0.25%
         Total Operating Expenses (2) (3).....................................................................       2.58%


(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").

(2) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1996. The total operating expenses were 2.52% for the fiscal year ended November 30, 1995.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $82       $123       $160       $291
You would pay the following expenses on the same investment, assuming no
redemption..................................................................     $26        $80       $137       $291


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

                                                           CLASS C SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
  offering price).............................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None
                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.79%
    Shareholder Services Fee (after waiver) (2)....................................................       0.21%
         Total Operating Expenses (3).........................................................................       2.54%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."


(2)  The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1996. The total operating expenses were 2.46% for the fiscal year ended November 30, 1995 and would have been 2.50% absent the voluntary waiver of a portion of the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $36        $79       $135       $288
You would pay the following expenses on the same investment, assuming no
redemption..................................................................     $26        $79       $135       $288


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



-------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)


--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                    YEAR ENDED NOVEMBER 30,
                                       1995       1994       1993       1992       1991       1990       1989       1988
Net asset value, beginning of
period                               $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59  $   17.34  $   19.99
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                   0.09       0.15       0.06       0.10       0.11       0.19       0.18       0.19
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                0.17       1.96       2.53     (0.37)       0.37     (1.16)       1.60       3.27
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations         0.26       2.11       2.59      (0.27)       0.48      (0.97)       1.78       3.46
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                               (0.003)     (0.07)     (0.06)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------
  Distributions in excess of net
  investment income(a)                  --         --         (0.13)     --         --         --         --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions from net
  investment income                    (0.003)     (0.07)     (0.19)     (0.08)     (0.21)     (0.20)     (0.23)     (0.23)
-----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                 (0.90)    --        --         --           (0.11)      (2.14)      (1.30)      (5.88)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                   (0.90)     (0.07)     (0.19)     (0.08)     (0.32)     (2.34)     (1.53)     (6.11)
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $  17.89 $    18.53 $    16.49 $    14.09 $    14.44 $    14.28 $    17.59 $    17.34
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)                          1.60%     12.82%     18.52%    (1.86%)      3.49%    (6.72%)     11.55%     24.33%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                               1.57%      1.61%      1.60%      1.57%      1.52%      1.32%      1.01%      1.00%
-----------------------------------
  Net investment income                  0.42%     --          0.13%      0.69%      0.78%      1.39%      1.04%      1.43%
-----------------------------------
  Expense waiver/reimbursement(c)        0.18%     --          0.01%      0.02%      0.30%      0.25%      0.46%      0.28%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                      $191,911   $261,178   $192,860   $106,937    $101,980   $82,541    $65,560     $68,922
-----------------------------------
  Portfolio turnover                    166%        73%        74%        91%        84%       114%        85%        98%
-----------------------------------

                                       1987       1986
Net asset value, beginning of
period                               $   22.87  $   14.62
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                   0.24       0.04
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                              (0.72)       8.63
-----------------------------------  ---------  ---------
  Total from investment operations        (0.48)       8.67
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                (0.05)     (0.08)
-----------------------------------
  Distributions in excess of net
  investment income(a)                  --         --
-----------------------------------  ---------  ---------
  Total distributions from net
  investment income                     (0.05)     (0.08)
-----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                   (2.35)      (0.34)
-----------------------------------  ---------  ---------
  Total distributions                     (2.40)      (0.42)
-----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $    19.99 $    22.87
-----------------------------------  ---------  ---------
TOTAL RETURN(B)                        (2.70%)     60.75%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                               1.00%      1.00%
-----------------------------------
  Net investment income                  0.93%      0.34%
-----------------------------------
  Expense waiver/reimbursement(c)        0.17%      0.19%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                      $85,860   $106,257
-----------------------------------
  Portfolio turnover                    130%        70%
-----------------------------------


 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.

--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                                                          YEAR ENDED
                                                                                                         NOVEMBER 30,
                                                                                                       1995      1994(A)
]NET ASSET VALUE, BEGINNING OF PERIOD                                                                $   18.50  $   19.61
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                                           (0.08)     (0.01)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency transactions                0.18      (1.10)
---------------------------------------------------------------------------------------------------  ---------  ---------
  Total from investment operations                                                                        0.10      (1.11)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency transactions                  (0.90)        --
---------------------------------------------------------------------------------------------------  ---------  ---------
  Total distributions                                                                                    (0.90)        --
---------------------------------------------------------------------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                                       $   17.70  $   18.50
---------------------------------------------------------------------------------------------------  ---------  ---------
TOTAL RETURN (B)                                                                                          0.68%     (5.27%)
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
  Expenses                                                                                                2.52%      2.59%*
---------------------------------------------------------------------------------------------------
  Net investment income                                                                                  (0.52%)     (0.88%)*
---------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                          --         --
---------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $6,370     $1,214
---------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                       166%        73%
---------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.


 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.


 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND
                     (FORMERLY, INTERNATIONAL EQUITY FUND)


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 12, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                                              YEAR ENDED NOVEMBER 30,
                                                                                            1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $   18.30  $   16.41  $   14.88
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income (loss)                                                                (0.12)     (0.05)     (0.04)
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                                 0.22       1.98       1.57
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                                             0.10       1.93       1.53
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                   (0.001)        --         --
----------------------------------------------------------------------------------------
  Distributions in excess of net investment income (b)                                           --      (0.04)        --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions from net investment income                                             (0.001)     (0.04)        --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Distributions from net realized gain on investments and foreign currency transactions       (0.90)        --         --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                                         (0.90)     (0.04)        --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                            $   17.50  $   18.30  $   16.41
----------------------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (C)                                                                               0.69%     11.75%     10.28%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                     2.46%      2.55%      2.57%*
----------------------------------------------------------------------------------------
  Net investment income                                                                       (0.47%)    (0.91%)    (1.10%)*
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                             0.04%        --       0.01%*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                    $7,146      $8,836     $2,852
----------------------------------------------------------------------------------------
  Portfolio turnover                                                                            166%        73%        74%
----------------------------------------------------------------------------------------


 * Computed on an annualized basis.


 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.


 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1995, which can be obtained free of charge.




--------------------------------------------------------------------------------

                              GENERAL INFORMATION

The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Corporation's address is Liberty Center, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").

Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor.

For information on how to purchase the Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.



Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."



Class B Shares are sold at net asset value and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of the date of purchase. See "How to Redeem Shares."



Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."



The Fund pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.



Information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."


The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."

-------------------------------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

 . the opportunity to invest in non-U.S. companies believed to have superior growth potential;

 . the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and

 . the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the objective or policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in non-U.S. securities. A substantial portion of these will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts." The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. Dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.

                       EQUITY AND FIXED INCOME SECURITIES

At the date of this prospectus, the Fund has committed its assets primarily to dividend-paying equity securities of established companies that appear to have growth potential. However, as a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will the Fund invest more than 25% of its total assets in the debt securities of any one foreign country.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                              DEPOSITARY RECEIPTS

The Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

                              FORWARD COMMITMENTS

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

                            MONEY MARKET INSTRUMENTS

The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                             OPTIONS AND FINANCIAL
                               FUTURES CONTRACTS

The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.

                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                         FOREIGN CURRENCY TRANSACTIONS

The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. Dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

             PUT AND CALL OPTIONS WITH RESPECT TO EQUITY SECURITIES

The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Corporation's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.


The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.


OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

                         FINANCIAL FUTURES AND OPTIONS
                              ON FINANCIAL FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices.

When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.
The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

                              RISK CONSIDERATIONS


Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented. As of November 30, 1995, the portfolio contained securities from issuers located primarily in Japan, the United Kingdom, Germany, France, Switzerland, Hong Kong, and Australia. There are also investments in several other countries.


The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in the Statement of Additional Information, however, these investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                 CURRENCY RISKS

Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. Dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. Dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. Dollar, the value of Fund assets denominated in that currency will decrease.


The exchange rates between the U.S. Dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. Dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


                               FOREIGN COMPANIES

Other differences between investing in foreign and U.S. companies include:

 . less publicly available information about foreign companies;

 . the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 . less readily available market quotations on foreign companies;

 . differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 . differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 . the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 . the likelihood that foreign securities may be less liquid or more volatile;

 . foreign brokerage commissions may be higher;

 . unreliable mail service between countries;

 . political or financial changes which adversely affect investments in some countries;

 . increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 . certain markets may require payment for securities before delivery;

 . religious and ethnic instability; and

 . certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                  SHORT SALES

The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS

Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.

INVESTMENT LIMITATIONS

The Fund will not:

 . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) of any one issuer;

 . acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates;

 . sell securities short except under strict limitations;

 . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor

 . permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.

 . The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 . invest more than 5% of its assets in warrants;

 . own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations not exceeding 10% of its total assets (the Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies in addition to the fees and expenses payable directly by the Fund.);

 . invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations;

 . invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options; nor

 . purchase put options on securities unless the securities or an offsetting call option are held in the Fund's portfolio.

-------------------------------------------------------------------------------

                               NET ASSET VALUE


The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------------------------------

                             INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different levels of expenses.


                                 CLASS A SHARES


An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. Certain purchases of Class A Shares are not subject to a sales charge. See "Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.



                                 CLASS B SHARES



Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a 12b-1 fee while Class A Shares do not bear such a fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee.



                                 CLASS C SHARES



Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee. Class C Shares have no conversion feature.


--------------------------------------------------------------------------------

                             HOW TO PURCHASE SHARES



Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)



In connection with any sale, Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.



INVESTING IN CLASS A SHARES



Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                      SALES        DEALER
                     SALES CHARGE     CHARGE     CONCESSION
                         AS A          AS A         AS A
                      PERCENTAGE    PERCENTAGE   PERCENTAGE
                       OF PUBLIC      OF NET      OF PUBLIC
     AMOUNT OF         OFFERING       AMOUNT      OFFERING
    TRANSACTION          PRICE       INVESTED       PRICE
Less than $50,000        5.50%        5.82%         5.00%
$50,000 but less
 than $100,000           4.50%        4.71%         4.00%
$100,000 but less
 than $250,000           3.75%        3.90%         3.25%
$250,000 but less
 than $500,000           2.50%        2.56%         2.25%
$500,000 but less
 than $1 million         2.00%        2.04%         1.80%
$1 million or
 greater                 0.00%        0.00%        0.25%*


*See sub-section entitled "Dealer Concession" below.


Shareholders designated as Liberty Life Members may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another fund in the Federated Funds.



No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp., or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.


Shareholders of record in the Fund on September 30, 1989, may purchase additional Shares at net asset value, without a sales charge, except that a sales charge will be imposed when the Shares are acquired in exchange for shares of another fund in the Federated Funds.


                               DEALER CONCESSION


In addition to the dealer concession as noted above, the distributor, in its sole discretion, may uniformly offer to pay all dealers selling Shares additional amounts, all or a portion of which may be paid from the sales charge it normally retains or any other source available to it. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.



The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.



SUBACCOUNTING SERVICES



Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. Institutions holding Class A Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Class A Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.



                            REDUCING OR ELIMINATING
                                THE SALES CHARGE



The sales charge can be reduced or eliminated on the purchase of Class A Shares through:


 . quantity discounts and accumulated purchases;
 . signing a 13-month letter of intent;

 . using the reinvestment privilege;


 . purchases with proceeds from redemptions of unaffiliated investment companies;
  or


 . concurrent purchases.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

As shown in the table on page 18, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.



To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of shares in the Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.



The Shares held in escrow in the shareholder's account will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.



While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of the Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.


            PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES



Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and was not distributed by Federated Securities Corp. (This does not include Shares which were or would be subject to a contingent deferred Sales charge upon redemption.) The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in the this Fund, the sales charge would be reduced.



To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.



INVESTING IN CLASS B SHARES



Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.



                          CONVERSION OF CLASS B SHARES



Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B



Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.



Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.



INVESTING IN CLASS C SHARES



Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."



               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION


An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. It is the financial institution's responsibility to transmit orders promptly. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Financial institutions may charge additional fees for their services.



Any financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.



                           PURCHASING SHARES BY WIRE



Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                           PURCHASING SHARES BY CHECK


Shares may be purchased by sending a check to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. The check should be made payable to Fund Name, Fund Class Name. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



SPECIAL PURCHASE FEATURES


                         SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through his financial institution or directly through the Fund.


                                RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Federated Securities Corp. and consult a tax adviser.


-------------------------------------------------------------------------------

                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES



Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds, as listed herein, at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.


                                 CLASS B SHARES


Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."



                                 CLASS C SHARES



Class C shareholders may exchange all or some of their Shares for Class C Shares in other Federated Funds, as listed herein, at net asset value without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C



Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


The Fund has exchange privileges with the following Federated Funds:



American Leaders Fund, Inc., Capital Growth Fund (Class A Shares and Class C Shares only); Federated Bond Fund; Federated Small Cap Strategies Fund; Federated World Utility Fund; Fund for U.S. Government Securities, Inc., Federated International Income Fund; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Limited Term Fund (Class A Shares only); Limited Term Municipal Fund (Class A Shares only); Michigan Intermediate Municipal Trust (Class A Shares only); Pennsylvania Municipal Income Fund (Class A Shares only); Strategic Income Fund and Tax-Free Instruments Trust (Class A Shares only).



Prospectuses for these funds are available by writing to Federated Securities Corp.



Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.


                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

                               MAKING AN EXCHANGE


Instructions for exchanges for the Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, Quincy, Massachusetts 02171.


                             TELEPHONE INSTRUCTIONS


Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


-------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES


Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and may be made as described below.


              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION


Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


                         REDEEMING SHARES BY TELEPHONE.


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.



Proceeds will be mailed in the form of a check, to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


                           REDEEMING SHARES BY MAIL.


Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. It is recommended that any share certificates be sent by insured mail with the written request.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.



CONTINGENT DEFERRED SALES CHARGE



Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:


                                 CLASS A SHARES


Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.



                                 CLASS B SHARES



Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

                                CONTINGENT
    YEAR OF REDEMPTION           DEFERRED
      AFTER PURCHASE           SALES CHARGE
First                                5.50%
Second                               4.75%
Third                                   4%
Fourth                                  3%
Fifth                                   2%
Sixth                                   1%
Seven and thereafter                    0%



                                 CLASS C SHARES



Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.



                        CLASS A SHARES, CLASS B SHARES,
                               AND CLASS C SHARES



The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for less than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").


ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.


--------------------------------------------------------------------------------

                               ACCOUNT AND SHARE
                                  INFORMATION


                         CERTIFICATES AND CONFIRMATIONS



As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.


                                   DIVIDENDS


Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that year's dividend.



                                 CAPITAL GAINS



Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.



                           ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


-------------------------------------------------------------------------------

                                 INTERNATIONAL
                            SERIES, INC. INFORMATION


MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Prior to September 1995, the Adviser had not served as an investment adviser to mutual funds.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated Funds for their clients.


Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.


Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991. Mr. Frantzen received his B.S. in finance and marketing from the University of North Dakota.



Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pennsylvania.



Mark S. Kopinski has been the Fund's portfolio manager since September 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.


Frank Semack has been the Fund's portfolio manager since September 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. He served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1987 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.



Alexandre de Bethmann has been the Fund's portfolio manager since September 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


DISTRIBUTION OF SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, PA 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



   DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER
                                    SERVICES



Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of up to 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For



Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.



The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

                            SUPPLEMENTAL PAYMENTS TO
                            FINANCIAL INSTITUTIONS.

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the Program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM              AVERAGE AGGREGATE
  ADMINISTRATIVE          DAILY NET ASSETS
       FEE             OF THE FEDERATED FUNDS
     .15 of 1%      on the first $250 million
    .125 of 1%      on the next $250 million
     .10 of 1%      on the next $250 million
    .075 of 1%      on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

-------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that particular Fund or class are entitled to vote.

As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.


Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


-------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


STATE AND LOCAL TAXES



Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION


From time to time, the Fund advertises the total return for each class of Shares.



Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return.



Total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A, Class B and Class C Shares may affect the performance of each class.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ADDRESSES
--------------------------------------------------------------------------------

Federated International Equity Fund
                    Class A Shares                                               Federated Investors Tower
                    Class B Shares                                               Pittsburgh, Pennsylvania 15222-3779
                    Class C Shares
---------------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                   Federated Investors Tower
                                                                                 Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Global Research Corp.                              175 Water Street
                                                                                 New York, New York 10038-4965
---------------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                          P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                   P.O. Box 8600
                                                                                 Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                          2100 One PPG Place
                                                                                 Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------------




                                             FEDERATED INTERNATIONAL
                                             EQUITY FUND


                                             (FORMERLY, INTERNATIONAL
                                             EQUITY FUND)
                                             (A PORTFOLIO OF INTERNATIONAL
                                             SERIES, INC.)
                                             (FORMERLY, FT SERIES, INC.)
                                             CLASS A SHARES
                                             CLASS B SHARES
                                             CLASS C SHARES

                                             PROSPECTUS



                                             An Open-End, Diversified
                                             Management Investment Company
                                             January 31, 1996


[LOGO] FEDERATED SECURITIES CORP.
       ---------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779

       Cusip 46031P308
       Cusip 46031P605
       Cusip 46031P407
       G00692-02 (1/96)


PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements: The Financial Statements
                    for the fiscal year ended November 30, 1995 are incorporated herein by reference to each Fund's
                    Annual Report dated November 30, 1995. (File      Nos. 2-
91776 and 811-3984);

          (b)  Exhibits:
               (1) Conformed copy of the Articles of Incorporation of the Registrant (10);
               (2)  Copy of the By-Laws of the Registrant (10);
               (3)  Not applicable;
               (4) Copy of Specimen Certificate for Shares of Common Stock for Class A Shares, Class B Shares, and Class C Shares of International Equity Fund and International Income Fund
                    (14);
               (5)    (i)Conformed copy of the Investment Advisory Contract
                         dated February 11, 1991 of the Registrant (10);
                    (ii) Conformed copy of Investment Advisory Contract of
                         the Registrant with Federated Management dated
                         March 15, 1994, this contract was assigned to Federated Global Corp. on August 25, 1995 (15);
                    (iii)Conformed copy of Assignment of Investment Advisory
                         Contract;+
               (6)    (i)Conformed copy of Distributor's Contract of the
                         Registrant dated February 11, 1991, through and including Exhibit E (14);
                     (ii)Conformed copy of Exhibit F to the Distributor's
                         Contract of the Registrant adding Class B Shares to the current existing Distributor's Contract; +
                    (iii)The Registrant hereby incorporates the conformed
                         copy of the specimen Mutual Funds and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b) (6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 2-91776 and 811-3984);
               (7)  Not applicable;
               (8) Conformed copy of the Custodian Contract of the Registrant (14);



+    All Exhibits have been filed electronically.
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos. 2-91776 and 811-3984).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).


               (9)    (i) Conformed copy of the December 1, 1994, Fund
                         Accounting, Shareholder Recordkeeping and Custody Services Procurement Agreement (15);
                     (ii) Conformed copy of Shareholder Services Plan; (14)
                    (iii) Conformed copy of Administrative Services Agreement
                         of the Registrant (14);
                     (iv) Conformed copy of Shareholder Services Agreement of
                         the Registrant (14);
                    (v) The responses described in Item 24(b) (6) are hereby incorporated by reference;
               (10) Paper Copy of the Opinion and Consent of Counsel as to
                    legality of shares being registered (2);
               (11) Conformed copy of Consent of Independent Public
                    Accountants; +
               (13) Paper Copy of Initial Capital Understanding (2);
               (14) Not applicable;
               (15)   (i)Conformed copy of Rule 12b-1 Plan of the
                         Registrant, through and including Exhibit B (14);
                     (ii)Conformed copy of Exhibit C to Rule 12b-1 Plan of
                         the Registrant adding Class B Shares to the current existing Rule 12b-1 Plan; +
                    (iii)Copy of 12b-1 Agreement, through and including
                         Exhibit C (14);
                    (iv) The responses described in Item 24(b) (6) are
                         hereby incorporated by reference;
               (16)   (i)Copy of Schedule for Computation of Fund
                         Performance Data for International Equity Fund (8);
                     (ii)Copy of Schedule for Computation of Fund
                         Performance Data for International Income Fund
                         (12);
               (17) Financial Data Schedules; +
               (18) The Registrant hereby incorporates the conformed
               copy of the specimen Multiple Class Plan from
               Item 24(b)(18) of the World Investment Series,
               Inc. Registration Statement on Form N-1A, filed        with
            the Commission on January 26, 1996.  (File           Nos. 33-
            52149 and 811-07141);
               (19) Conformed copy of Power of Attorney; +


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None




+    All Exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and 811-3984).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed January 24, 1989 (File Nos. 2-91776 and 811-3984).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed November 25, 1991 (File Nos. 2-91776 and 811-3984).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).


Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                   as of January 2, 1996

          International Equity Fund
               Class A Shares           11,,915
               Class B Shares           907
               Class C Shares           1,031


          International Income Fund
               Class A Shares           2,576
               Class B Shares           391
               Class C Shares           481

Item 27.  Indemnification: (13)

Item 28.  Business and Other Connections of Investment Advisers:

          For a description of the other business of the investment adviser, see the section entitled "International Series, Inc. Information - Management of the Corporation" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part A of this Registration Statement under "Management of the Corporation - Officers and Directors."

          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
          C. Conley, Mark E. Durbiano, Mary Jo Ochson, and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian
          R. Marinack, Susan M. Nason, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."



13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2-91776 and 811-3984).


Item 29.  Principal Underwriters:

      (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
             Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kenedy          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address         With Underwriter         With Registrant
Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

     (c)  Not applicable.


Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Federated Services Company              Federated Investors Tower
("Transfer Agent and Dividend           Pittsburgh, PA 15222-3779
Disbursing Agent")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       Pittsburgh, PA 15222-3779

Federated Global Research Corp.         175 Water Street
("Adviser")                             New York, New York 10038-4965

State Street Bank and Trust Co.         P.O. Box 8604
("Custodian")                      Boston, MA 02266-8604


Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:
          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                 SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERNATIONAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January, 1996.

                         INTERNATIONAL SERIES, INC.
               BY: /s/ Karen Brownlee
               Karen Brownlee, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/ Karen Brownlee              Attorney in Fact       January 26, 1996
   Karen Brownlee             for the Persons
   ASSISTANT SECRETARY        Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

Glen R. Johnson*            President

J. Christopher Donahue*     Executive Vice President

Edward C. Gonzales*         Executive Vice President
                            (Principal Financial and
                            Accounting Officer)

David M. Taylor*            Treasurer

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director


* By Power of Attorney


Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.*        Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director